Segment Information and Geographic Data (Tables)	12 Months Ended
Sep. 27, 2014
Summary Information by Operating Segment

The following table shows information by operating segment for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Americas:
Net sales	$80,095	$77,093	$71,060
Operating income	$26,158	$24,829	$26,244

Europe:
Net sales	$44,285	$40,980	$39,326
Operating income	$14,434	$12,767	$15,129

Greater China:
Net sales	$31,853	$27,016	$23,756
Operating income	$11,039	$8,499	$9,978

Japan:
Net sales	$15,314	$13,782	$10,913
Operating income	$6,904	$6,668	$5,826

Rest of Asia Pacific:
Net sales	$11,248	$12,039	$11,453
Operating income	$3,674	$3,762	$4,321

Reconciliation of Segment Operating Income to Consolidated Statements of Operations

A reconciliation of the Company’s segment operating income to the Consolidated Statements of Operations for 2014, 2013 and 2012, is as follows (in millions):

	2014	2013	2012
Segment operating income	$62,209	$56,525	$61,498
Research and development expense	(6,041)	(4,475)	(3,381)
Other corporate expenses, net	(3,665)	(3,051)	(2,876)

Total operating income	$52,503	$48,999	$55,241

Net Sales

Net sales for 2014, 2013 and 2012 are as follows (in millions):

	2014	2013	2012
Net sales:
U.S.	$68,909	$66,197	$60,949
China (1)	30,638	25,946	22,797
Other countries	83,248	78,767	72,762

Total net sales	$182,795	$170,910	$156,508

(1)	China includes Hong Kong.

Long-Lived Assets

Long-lived assets as of September 27, 2014 and September 28, 2013 are as follows (in millions):

	2014	2013
Long-lived assets:
U.S.	$9,108	$7,399
China (1)	9,477	7,403
Other countries	2,917	2,786

Total long-lived assets	$21,502	$17,588

(1)	China includes Hong Kong. Long-lived assets located in China consist primarily of product tooling and manufacturing process equipment and assets related to retail stores and related infrastructure.

Net Sales by Product

Net sales by product for 2014, 2013 and 2012 have been reclassified to conform to the Company’s 2015 presentation and are as follows (in millions):

	2014	2013	2012
Net Sales by Product:
iPhone (1)	$101,991	$91,279	$78,692
iPad (1)	30,283	31,980	30,945
Mac (1)	24,079	21,483	23,221
Services (2)	18,063	16,051	12,890
Other Products (1)(3)	8,379	10,117	10,760

Total net sales	$182,795	$170,910	$156,508

(1)	Includes deferrals and amortization of related non-software services and software upgrade rights.

(2)	Includes revenue from the iTunes Store, App Store, Mac App Store and iBooks Store (collectively “iTunes”), AppleCare, licensing and other services.

(3)	Includes sales of iPod, Apple TV, Beats Electronics and Apple-branded and third-party accessories.